INVESTMENTS IN AND RECEIVABLES FROM AFFILIATES (Details 2) (MegaMex Foods, LLC)	Oct. 06, 2010 Don Miguel Foods Corp (Don Miguel)	Aug. 22, 2011 Fresherized Foods
Business acquisitions by the joint venture
Percent of stock acquired (as a percent)	100.00%	100.00%